Description of Plan	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Description of Plan [Abstract]
Description of Plan
1. Description of Plan

The following description of the Community Trust Bancorp, Inc. Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Document and Summary 401(k) Plan Description for more complete information, which are available from the Plan Administrator.

General

The Plan is a defined contribution plan covering substantially all employees of Community Trust Bancorp, Inc. (“CTBI”) and all participating subsidiaries, which include Community Trust Bank, Inc. and Community Trust and Investment Company (“CTIC”). CTIC served as trustee of the Plan and Matrix Trust Company and CTIC served as custodians of the Plan for the years ended December 31, 2025 and 2024. The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Eligibility

An employee becomes eligible to participate through salary deferral on the entry date following the completion of 90 days of service and attainment of age twenty-one.

An employee becomes eligible for the employer match on the entry date following the attainment of age twenty-one and completion of twelve consecutive months of employment in which the employee has at least 1,000 hours of service.

Contributions

A participant may elect to make voluntary contributions, through payroll deductions, to the Plan as deferred compensation contributions. For 2025 and 2024, the maximum limit on deferral contributions was $23,500, respectively. Participant’s age 50 and over may also make catch-up contributions up to a limit of $7,500 for 2025 and 2024. During 2025 and 2024, CTBI made matching contributions per payroll period equal to 50% of the first 8% of each participant’s deferred compensation contributions, not to exceed 4% of such participant’s compensation. Effective January 1, 2025, per an amendment signed on November 29, 2024, the Plan adopted a Safe Harbor match of 100% on the first 3% of deferred salary plus 50% on the next 2% of deferred salary.

Participant Accounts

Each participant’s account is credited with employer discretionary contributions, if any, employee deferred compensation contributions, and the related employer matching contribution. Earnings or losses on the investments are allocated in proportion to the participant’s interest therein.
Each participant is entitled to exercise voting rights attributable to the shares of CTBI common stock allocated to the participant’s account. The Retirement and Employee Benefits Committee is not permitted to vote any share for a participant. The trustee votes shares for which a participant has given no instructions per the direction of the Plan Administrator.

Participant Investment Account Options

The Plan provides for the establishment of a variety of investment funds and a CTBI common stock fund. These investment funds and CTBI common stock are participant directed. Participants may transfer account balances between funds, subject to certain limitations. CTBI has the sole discretion to determine or change the number and nature of investment funds.

Vesting

Participants are immediately vested in their voluntary contributions plus earnings thereon. Vesting in CTBI’s contribution portion of their accounts is 100% in cases of normal retirement at age 65, death or total disability. If a participant’s employment ceases for any other reason, the full value of his account is payable to him if he has completed at least 1,000 hours or more of vesting service for three plan years. Forfeited nonvested accounts are allocated to the accounts of participants who received an allocation of matching contributions in such plan year and who are employed on the last day of that plan year and is based on compensation.

Payment of Benefits

Distributions are permitted due to retirement, termination of employment, in service request at age 60 and over, or death and may be made either in a lump sum payment (including CTBI common stock if elected) or payments in cash or CTBI common stock made in equal annual installments over a period of 5 years. Lump sum distributions are also permitted due to approved/allowable hardships, and disability.

Forfeited Accounts and Excess Contributions

At December 31, 2025 and 2024, forfeited nonvested accounts totaled $25,300 and $34,880, respectively. These accounts will be reallocated to participants in the same manner as employer contributions. Contributions made to the Plan are returned to participants when the Plan fails certain non-discrimination testing. Excess contributions payable, adjusted for earnings, were $0 and $88,171 as of December 31, 2025 and 2024, respectively.